Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Business Combination

NOTE 3 – BUSINESS COMBINATION

Lazy Days’ R.V. Center, Inc.

On March 15, 2018, the Company consummated the Mergers. Under the Merger Agreement, upon consummation of the Redomestication Merger, (i) each ordinary share of Andina was exchanged for one share of common stock of Holdings (“Holdings Shares”), except that holders of ordinary shares of Andina sold in its initial public offering (“public shares”) were entitled to elect instead to receive a pro rata portion of Andina’s trust account, as provided in Andina’s charter documents, (ii) each Andina IPO right (4,310,000 at March 15, 2018 prior to the Mergers) entitled the holder to receive one-seventh of a Holdings Share and (iii) each Andina warrant (4,310,000 at March 15, 2018) entitled the holder to purchase one-half of one Holdings Share at a price of $11.50 per whole share. Upon consummation of the Transaction Merger, the Lazydays RV’s stockholders received their pro rata portion of: (i) 2,857,189 Holdings Shares; and (ii) $86,741 in cash, subject to adjustments based on the Predecessor’s finalization of working capital and debt as of closing and also subject to any such Holdings Shares and cash that was issued and paid to the Predecessor’s option holders and participants under the transaction incentive plan (the “Transaction Incentive Plan”). During the year ended December 31, 2018, the Company received $563 as a result of the settlement of the working capital adjustment and the amount was reflected as an adjustment to goodwill.

The Company accounted for the Mergers as a business combination using the purchase method of accounting. As a result, the Company determined its allocation of the fair value of the assets acquired and the liabilities assumed of the Predecessor as follows:

Cash	$9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,754
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	295,106

Accounts payable, accrued expenses and other current liabilities	26,988
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,491
Long-term debt	8,781
Total liabilities assumed	207,923

Net assets acquired	$87,183

The fair value of the consideration paid was as follows:

Purchase Price:
Cash consideration paid	$86,178
Common stock issued to former stockholders, option holders, and bonus receipients of Lazy Days’ R.V. Center, Inc.	29,400
$115,578

The common stock was valued at $10.29 per share, the closing price of Andina’s common stock on the date of the Mergers.

Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed from the Predecessor. Goodwill associated with the Mergers is detailed below:

As of March 15, 2018
Total consideration	$115,578
Less net assets acquired	87,183
Goodwill	$28,395

The following table summarizes the Company’s allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing of the Mergers.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Trade Names, Service Marks and Domain Names	$30,100	Indefinite
Customer Lists	$9,100	12 years
Dealer Agreements	$29,000	12 Years

Trade names and trademarks are indefinite-lived assets and are not subject to amortization. The value of trade names, trademarks, and customer relationships was determined utilizing the relief from royalty method. The Company determined the fair value of the manufacturer relationships utilizing a discounted cash flow model.

Direct transaction related costs consist of costs incurred in connection with the Merger Agreement. These costs totaled $2,730 for the period from March 15, 2018 to March 31, 2018 which primarily consisted of the business combination expenses of Andina that were contingent upon the completion of the Mergers. These costs total $381 for the period from January 1, 2018 to March 14, 2018.

Acquisitions of Dealerships

On August 7, 2018, the Company consummated its asset purchase agreement with Shorewood RV Center (“Shorewood”). The Company simultaneously entered into a real estate purchase agreement with the owners of Shorewood RV Center for the land and building at the Shorewood RV Center location. The purchase price consisted of cash and a note payable to the seller of Shorewood RV Center, subject to a final working capital adjustment. The note payable is a three year note which matures on August 7, 2021, which requires monthly payments of $52 in principal and interest. The note bears interest at 4.75% per year. As part of the acquisition, the Company acquired the inventory of Shorewood RV Center and has added the inventory to the M&T Floor Plan Line of Credit (as defined below). The Company entered into a sales arrangement with a third party for the assets purchased in the real estate purchase agreement and simultaneously leased the property back from the third party.

On December 6, 2018, the Company consummated its asset purchase agreement with Tennessee Sales and Service, LLC (“Tennessee RV”). The purchase price consisted of cash and a note payable to the seller of Tennessee RV. The note payable is a four year note which matures on December 6, 2022, which requires monthly payments of $94 in principal and interest. The note bears interest at 5.0% per year. As part of the acquisition, the Company acquired the inventory of Tennessee RV and has added the inventory to the M&T Floor Plan Line of Credit.

The Company accounted for the asset purchase agreements as business combinations using the purchase method of accounting as it was determined that Shorewood RV Center and Tennessee RV both constituted a business. As a result, the Company determined its allocation of the fair value of the assets acquired and the liabilities assumed as follows for these dealerships:

Inventories	$23,530
Accounts receivable and prepaid expenses	378
Property and equipment	6,175
Intangible assets	4,610
Total assets acquired	34,693

Accounts payable, accrued expenses and other current liabilities	719
Floor plan notes payable	21,163
Total liabilities assumed	21,882

Net assets acquired	$12,811

The fair value of consideration paid was as follows:

Purchase Price:
Cash consideration paid	$15,300
Amounts due from former owners	24
Note payable issued to former owners	5,820
$21,144

Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed from the Shorewood RV Center and Tennessee RV. Goodwill associated with the transaction is detailed below:

Total consideration	$21,144
Less net assets acquired	12,811
Goodwill	$8,333

The following table summarizes the Company’s preliminary allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Customer Lists	$210	7-8 years
Dealer Agreements	$4,400	7-8 years

The Company recorded approximately $36.2 million in revenue and $1.5 million in net income prior to income taxes during the period from January 1, 2019 to June 30, 2019 related to these acquisitions. The Company recorded approximately $23.2 million in revenue and $1.6 million in net income prior to income taxes during the period from April 1, 2019 to June 30, 2019.

Pro Forma Information

The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Mergers and the purchase of Shorewood RV Center and Tennessee RV had been consummated on January 1, 2018.

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
Revenue	$168,546	$182,086	$341,603	$373,891
Income before income taxes	$4,044	$4,541	$7,301	$11,377
Net income	$1,927	$3,046	$3,951	$7,888

The Company adjusted the combined income of Lazydays RV with Andina, Shorewood, and Tennessee RV, and adjusted net income to eliminate business combination expenses as well as the incremental depreciation and amortization associated with the preliminary purchase price allocation to determine pro forma net income.

NOTE 3 – BUSINESS COMBINATIONS

Lazy Days’ R.V. Center, Inc.

On March 15, 2018, the Company consummated the Mergers. Under the Merger Agreement, upon consummation of the Redomestication Merger, (i) each ordinary share of Andina was exchanged for one share of common stock of Holdings (“Holdings Shares”), except that holders of ordinary shares of Andina sold in its initial public offering (“public shares”) were entitled to elect instead to receive a pro rata portion of Andina’s trust account, as provided in Andina’s charter documents, (ii) each Andina IPO right (4,310,000 at March 15, 2018 prior to the Mergers) entitled the holder to receive one-seventh of a Holdings Share and (iii) each Andina warrant (4,310,000 at March 15, 2018) entitled the holder to purchase one-half of one Holdings Share at a price of $11.50 per whole share. Upon consummation of the Transaction Merger, the Lazydays RV’s stockholders received their pro rata portion of: (i) 2,857,189 Holdings Shares; and (ii) $86,741 in cash, subject to adjustments based on the Predecessor’s finalization of working capital and debt as of closing and also subject to any such Holdings Shares and cash that was issued and paid to the Predecessor’s option holders and participants under the transaction incentive plan (the “Transaction Incentive Plan”). During the year ended December 31, 2018, the Company received $563 as a result of the settlement of the working capital adjustment and the amount was reflected as an adjustment to goodwill.

The Company accounted for the Mergers as a business combination using the purchase method of accounting. As a result, the Company determined its allocation (which are subject to potential settlements of contingencies that the Company does not expect to be material) of the fair value of the assets acquired and the liabilities assumed of the Predecessor as follows:

Cash	$9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,754
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	295,106

Accounts payable, accrued expenses and other current liabilities	26,988
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,491
Long-term debt	8,781
Total liabilities assumed	207,923

Net assets acquired	$87,183

The fair value of the consideration paid was as follows:

Purchase Price:
Cash consideration paid	$86,178
Common stock issued to former stockholders, option holders, and bonus receipients of Lazy Days’ R.V. Center, Inc.	29,400
$115,578

The common stock was valued at $10.29 per share, the closing price of Andina’s common stock on the date of the Mergers.

Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed from the Predecessor. Goodwill associated with the Mergers is detailed below:

As of March 15, 2018
Total consideration	$115,578
Less net assets acquired	$87,183
Goodwill	$28,395

The following table summarizes the Company’s allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing of the Mergers.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Trade Names, Service Marks and Domain Names	$30,100	Indefinite
Customer Lists	$9,100	12 years
Dealer Agreements	$29,000	12 Years
Total intangible assets	$68,200

Trade names and trademarks are indefinite-lived assets and are not subject to amortization. The value of trade names, trademarks, and customer relationships was determined utilizing the relief from royalty method. The Company determined the fair value of the manufacturer relationships utilizing a discounted cash flow model.

Direct transaction related costs consist of costs incurred in connection with the Mergers. These costs totaled $2,730 for the period from March 15, 2018 to December 31, 2018 which primarily consisted of the business combination expenses of Andina that were contingent upon the completion of the Mergers. These costs total $381 for the period from January 1, 2018 to March 14, 2018.

Acquisitions of Dealerships

On August 7, 2018, the Company consummated its asset purchase agreement with Shorewood RV Center (“Shorewood”). The Company simultaneously entered into a real estate purchase agreement with the owners of Shorewood RV Center for the land and building at the Shorewood RV Center location. The purchase price consisted of cash and a note payable to the seller of Shorewood RV Center, subject to a final working capital adjustment. The note payable is a three year note which matures on August 7, 2021, which requires monthly payments of $52 in principal and interest. The note bears interest at 4.75%. As part of the acquisition, the Company acquired the inventory of Shorewood RV Center and has added the inventory to the M&T Floor Plan Line of Credit. The Company entered into a sales arrangement with a third party for the assets purchased in the real estate purchase agreement and simultaneously leased the property back from the third party (See Note 10 - Debt).

On December 6, 2018, the Company consummated its asset purchase agreement with Tennessee Sales and Service, LLC (“Tennessee RV”). The purchase price consisted of cash and a note payable to the seller of Tennessee RV. The note payable is a four year note which matures on December 6, 2022, which requires monthly payments of $94 in principal and interest. The note bears interest at 5.0%. As part of the acquisition, the Company acquired the inventory of Tennessee RV and has added the inventory to the M&T Floor Plan Line of Credit.

The Company accounted for the asset purchase agreements as business combinations using the purchase method of accounting as it was determined that Shorewood RV Center and Tennessee RV both constituted a business. As a result, the Company determined its preliminary allocation of the fair value of the assets acquired and the liabilities assumed as follows for these dealerships:

Inventories	$23,530
Accounts receivable and prepaid expenses	388
Property and equipment	6,175
Intangible assets	4,610
Total assets acquired	34,703

Accounts payable, accrued expenses and other current liabilities	698
Floor plan notes payable	21,163
Total liabilities assumed	21,861

Net assets acquired	$12,842

The fair value of consideration paid was as follows:

Purchase Price:
Cash consideration paid	$15,300
Amounts due to former owners	89
Note payable issued to former owners	5,820
$21,209

Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed from the Shorewood RV Center and Tennessee RV. Goodwill associated with the transaction is detailed below:

Total consideration	$21,209
Less net assets acquired	$12,842
Goodwill	$8,367

The following table summarizes the Company’s preliminary allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Customer Lists	$210	7-8 years
Dealer Agreements	$4,400	7-8 years

Pro Forma Information

The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Mergers and the purchase of Shorewood RV Center and Tennessee RV had been consummated on January 1, 2017.

	For the year ended December 31,
	2018	2017
Revenue	$663,878	$675,811
Income before income taxes	$6,890	$13,722
Net income	$2,715	$8,567

The Company adjusted the combined income of Lazydays RV with Andina and Shorewood and adjusted net income to eliminate business combination expenses as well as the incremental depreciation and amortization associated with the preliminary purchase price allocation to determine pro forma net income.

The Company recorded approximately $9.0 million in revenue and ($0.1 million) in net loss prior to income taxes during the period from March 15, 2018 to December 31, 2018 related to these acquisitions.

Goodwill that is deductible for tax purposes was determined to be $15,453.